Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 26, 2025	Dec. 27, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 24, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (GAAP)(5) ($)	Company Selected Metric: Adj. EBITDA(5)(6) ($)
					Total Shareholder Return ($)	Peer Group TSR(4) ($)
2025	21,961,898	23,553,957	5,111,803	5,399,280	266	220	72,361	258,267
2024	5,793,249	13,766,243	1,941,601	4,007,789	204	164	55,479	219,007
2023	5,028,855	5,261,936	1,606,219	1,637,491	124	146	34,590	193,236
2022	5,090,386	6,108,675	1,646,438	1,897,137	139	178	27,750	157,868
2021	6,437,105	8,396,761	2,122,341	2,484,175	136	194	(4,923)	61,297

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	(1) The Principal Executive Officer (“PEO”) in all five reporting years is Christopher Pappas. The named executive officers in the 2025 and 2024 reporting years are John Pappas, James Leddy, Alexandros Aldous and Christina Polychroni. The named executive officers in the 2023 and 2022 reporting years are John Pappas, James Leddy, Alexandros Aldous and Timothy McCauley. The named executive officers in the 2021 reporting year are John Pappas, James Leddy, Alexandros Aldous, Timothy McCauley and Patricia Lecouras.
Peer Group Issuers, Footnote
(4)    Reflects the total shareholder return indexed to $100 per share for the S&P Smallcap Food Distributor Index, which is the industry line peer group reported in our Annual Report on Form 10-K for fiscal 2025.

PEO Total Compensation Amount	$ 21,961,898	$ 5,793,249	$ 5,028,855	$ 5,090,386	$ 6,437,105
PEO Actually Paid Compensation Amount	$ 23,553,957	13,766,243	5,261,936	6,108,675	8,396,761
Adjustment To PEO Compensation, Footnote
(2)     Amounts reported in these columns represent CAP. Adjustments were made to the amounts reported in the Summary Compensation Table (“SCT”) for the applicable year. A reconciliation of the adjustments for the fiscal 2025 PEO and for the average of the Non-PEO NEOs is set forth in the following table.

		Average
		Non-PEO
	PEO ($)	NEOs ($)
Summary Compensation Table Total	21,961,898	5,111,803
Less Stock Award Value Reported in SCT for the Covered Year	17,084,933	3,780,024
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	13,832,870	2,820,718
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	2,569,472	681,161
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	2,274,650	565,622
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—
Compensation Actually Paid	23,553,957	5,399,280

(3)    The fair value of performance shares reported for CAP purposes reflects calculated performance at the end of the performance year for internal metrics (i.e., AEBITDA and ROIC) and Monte Carlo simulation valuation model for the market metric (i.e., share price), in accordance with ASC Topic 718. Performance shares subject to the market metric will ultimately vest, if at all, based on measured performance through the end of the three-year performance period.

Non-PEO NEO Average Total Compensation Amount	$ 5,111,803	1,941,601	1,606,219	1,646,438	2,122,341
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,399,280	4,007,789	1,637,491	1,897,137	2,484,175
Adjustment to Non-PEO NEO Compensation Footnote
(2)     Amounts reported in these columns represent CAP. Adjustments were made to the amounts reported in the Summary Compensation Table (“SCT”) for the applicable year. A reconciliation of the adjustments for the fiscal 2025 PEO and for the average of the Non-PEO NEOs is set forth in the following table.

		Average
		Non-PEO
	PEO ($)	NEOs ($)
Summary Compensation Table Total	21,961,898	5,111,803
Less Stock Award Value Reported in SCT for the Covered Year	17,084,933	3,780,024
Plus Year End Fair Value of Equity Awards Granted During the Covered Year that Remain Outstanding and Unvested as of Last Day of the Covered Year	13,832,870	2,820,718
Plus Year over Year Change in Fair Value as of the Last Day of the Covered Year of Outstanding and Unvested Equity Awards Granted in Prior Years	2,569,472	681,161
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	—	—
Plus Year over Year Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Covered Year	2,274,650	565,622
Less Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	—	—
Compensation Actually Paid	23,553,957	5,399,280

(3)    The fair value of performance shares reported for CAP purposes reflects calculated performance at the end of the performance year for internal metrics (i.e., AEBITDA and ROIC) and Monte Carlo simulation valuation model for the market metric (i.e., share price), in accordance with ASC Topic 718. Performance shares subject to the market metric will ultimately vest, if at all, based on measured performance through the end of the three-year performance period.

Compensation Actually Paid vs. Total Shareholder Return
The graph below reflects the relationship between the PEO and average non-PEO named executive officers’ CAP, the Company’s cumulative indexed total shareholder return and the total shareholder return of our comparator peer group:

Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between the PEO and average non-PEO named executive officers’ CAP and the Company’s GAAP net income for the applicable reporting year.
Compensation Actually Paid vs. Company Selected Measure
The graph below reflects the relationship between the PEO and average non-PEO named executive officers’ CAP and the Company’s company selected measure, Adjusted EBITDA, for the applicable reporting year.

Total Shareholder Return Vs Peer Group
The graph below reflects the relationship between the PEO and average non-PEO named executive officers’ CAP, the Company’s cumulative indexed total shareholder return and the total shareholder return of our comparator peer group:

Tabular List, Table	Adjusted EBITDA •Share Price •ROIC
Total Shareholder Return Amount	$ 266	204	124	139	136
Peer Group Total Shareholder Return Amount	220	164	146	178	194
Net Income (Loss)	$ 72,361,000	$ 55,479,000	$ 34,590,000	$ 27,750,000	$ (4,923,000)
Company Selected Measure Amount	258,267,000	219,007,000	193,236,000	157,868,000	61,297,000
PEO Name	Christopher Pappas
Additional 402(v) Disclosure
(5)    Values shown are in thousands.
Adjusted EBITDA, ROIC and share price are used for purposes of determining payouts for the 2025 PRSA Grants under our 2025 LTI. Our Company Selected Measure, Adjusted EBITDA, is used as the metrics in the 2024 Plan. Please refer to the Compensation Discussion and Analysis for a further description of these metrics and how they are used in the Company’s executive compensation programs.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)    We present Adjusted EBITDA in our quarterly earnings releases, which is a non-GAAP financial measurement. We use Adjusted EBITDA as a performance measure, which permits a comparative assessment of our operating performance relative to our performance based upon GAAP results while isolating the effects of some items that vary from period to period without any correlation to core operating performance or that vary widely among similar companies. For further information regarding the calculation of adjusted EBITDA for fiscal 2025, 2024, 2023, 2022, and 2021, refer to our Annual Report on Form 10-K and the Compensation Discussion and Analysis in the Definitive Proxy Statement filed for each fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Share Price
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,084,933)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,832,870
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,569,472
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,274,650
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,780,024)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,820,718
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	681,161
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	565,622
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0